Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
EA Bridgeway Aggressive Investors ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.12%	12.93%	10.88%
EA Bridgeway Aggressive Investors ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.62%	11.30%	9.73%
EA Bridgeway Aggressive Investors ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.89%	10.14%	8.75%
EA Bridgeway Aggressive Investors ETF Class | Russell 3000® Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%
EA Bridgeway Aggressive Investors ETF Class | S&P 500® Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index1(Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
EA Bridgeway Select Small-Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.54%	14.08%	11.38%
EA Bridgeway Select Small-Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.00%	13.05%	10.25%
EA Bridgeway Select Small-Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.62%	11.16%	9.08%
EA Bridgeway Select Small-Cap Value ETF Class | Russell 3000® Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%
EA Bridgeway Select Small-Cap Value ETF Class | Russell 2000® Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index(Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			12.59%	8.88%	9.27%
EA Bridgeway Ultra-Small Company Market ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.13%	7.58%	8.98%
EA Bridgeway Ultra-Small Company Market ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.84%	6.26%	7.29%
EA Bridgeway Ultra-Small Company Market ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.13%	5.77%	6.86%
EA Bridgeway Ultra-Small Company Market ETF Class | Russell 3000® Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%
EA Bridgeway Ultra-Small Company Market ETF Class | Russell Microcap Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Microcap Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			22.99%	7.33%	9.58%
EA Bridgeway Blue Chip ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.61%	16.04%	15.24%
EA Bridgeway Blue Chip ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.26%	12.80%	12.32%
EA Bridgeway Blue Chip ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.26%	11.79%	11.66%
EA Bridgeway Blue Chip ETF Class | S&P 500 Index (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index(Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%
EA Bridgeway Omni Small-Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.33%	13.32%	9.59%
EA Bridgeway Omni Small-Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.95%	12.36%	8.66%
EA Bridgeway Omni Small-Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.81%	10.53%	7.63%
EA Bridgeway Omni Small-Cap Value ETF Class | Russell 2000® Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			12.59%	8.88%	9.27%
EA Bridgeway Omni Small-Cap Value ETF Class | Russell 3000 Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%

[1]
[1] The Fund has selected the Russell 3000® Index, which represents the overall domestic equity market in which the Fund invests, as its primary benchmark, replacing the S&P 500® Index used by the Predecessor Mutual Fund.